Warrants - Schedule of Black-Scholes Option-Pricing Model (Details)	Feb. 05, 2025	Dec. 31, 2023
Exercise Price [Member] | Minimum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Warrants measurement input	0.8
Exercise Price [Member] | Maximum [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Warrants measurement input	196
Term [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Warrants measurement input	3	0.25
Expected Stock Price Volatility [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Warrants measurement input	109.17
Risk-Free Rate of Interest [Member]
Schedule of Black-Scholes Option-Pricing Model [Line Items]
Warrants measurement input	4.19	5.4